Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates [Policy Text Block]

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company evaluates these estimates on a regular basis and bases them on historical experience and on various assumptions that the Company believes are reasonable. Actual results could differ from the estimates.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents – Cash and cash equivalents include cash on hand, cash on deposits and all short-term highly liquid investments purchased with remaining maturities of three months or less. The Company currently maintains substantially all of its day-to-day operating cash balances with major financial institutions.

Restricted cash [Policy Text Block]	Restricted cash – There are no restricted cash balances related to bank loans.
Plant and Equipment [Policy Text Block]

Plant and Equipment – Equipment is recorded at cost. Provision for depreciation is computed using the straight-line method on all depreciable assets over the estimated useful lives of the related assets (five years for machinery equipment, three and half years for transportation equipment and three years for computer and office equipment and other equipment). Upon sale or retirement of assets, the cost and related accumulated depreciation or amortization is eliminated from the respective amounts and any resulting gains or losses are reflected in operations. Expenditures for repairs and maintenance costs are expensed as incurred.

Accounts Receivable and Allowance for Doubtful Accounts [Policy Text Block]

Accounts Receivable and Allowance for Doubtful Accounts - Accounts receivable are recorded at net realizable value. The Company provides for the possibility of customers’ inability to make required payments by recording an allowance for doubtful accounts. The Company writes-off an account when it is considered to be uncollectible. The Company evaluates the collectability of its accounts receivable on an on-going basis. The Company records an allowance for doubtful accounts based on the length of time the receivables are past due, the current business environment and the Company’s historical experience. As of December 31, 2012 and 2011, the allowance for doubtful accounts was $42,227 and $11,624 respectively.

Inventory [Policy Text Block]

Inventory – Inventory is stated at the lower of cost or market (weighted average method). Any write-down of inventory to the lower of cost or market at the close of a fiscal period creates a new cost basis that subsequently would not be marked up based on changes in underlying facts and circumstances. Inventories on hand are evaluated on an on-going basis to determine if any items are obsolete or in excess of future needs. Items determined to be obsolete are reserved for. The Company provides for the possible inability to sell its inventories by providing an excess inventory reserve. As of December 31, 2012 and 2011, the allowance for obsolete inventory was $115,102 and $39,005 respectively.

Intangible Assets [Policy Text Block]

Intangible Assets - Intangible assets with finite lives are amortized over their respective estimated useful lives. The amount of intangible assets to be amortized shall be the amount initially assigned to that asset less any residual value. Identifiable intangible assets that are subject to amortization are evaluated for impairment using a process similar to that used to evaluate long-lived described below.

Investments [Policy Text Block]

Investments – Investments consist of marketable equity securities stated at fair value and are designated as either trading securities or available-for-sale securities at the time of purchase based upon the intended holding period. Changes in fair value of the trading securities are recognized currently in general and administrative expenses in the consolidated statements of operations. Changes in the fair value of available-for-sale securities are recognized in accumulated other comprehensive income on the consolidated balance sheets, unless the Company determines an unrealized loss is other-than-temporary. If the Company determines an unrealized loss is other-than-temporary, the Company recognizes the loss in earnings. Cost basis is determined using average cost. If the Company has significant influence over the investee, the investment is accounted for under the equity method of accounting.

At December 31, 2012 and 2011, the Company has investments stated at cost and investments accounted for under the equity method of accounting.

Impairment of long-lived assets [Policy Text Block]

Impairment of long-lived assets - The Company reviews the recoverability of its long-lived assets, such as property and equipment and intangible assets, when events or changes in circumstances occur that indicate the carrying value of the asset or asset group may not be recoverable. The assessment of possible impairment is based on the Company’s ability to recover the carrying value of the asset or asset group from the expected future pre-tax cash flows, undiscounted and without interest charges, of the related operations. If these cash flows are less than the carrying value of such assets, an impairment loss is recognized for the difference between estimated fair value and carrying value. The measurement of impairment requires management to estimate future cash flows and the fair value of long-lived assets.

Fair Value of Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments - The Company values financial assets and liabilities using fair value measurements. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying amount of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued liabilities, and other current liabilities in the Consolidated Financial Statements approximates fair value because of the short-term nature of the instruments.

Revenue Recognition [Policy Text Block]

Revenue Recognition - Revenue is recognized in connection with sales of products when all of the following conditions are met: (1) there exists persuasive evidence of an arrangement with the customer, typically consisting of a purchase order or contract; (2) products have been delivered and title and risk of loss has passed to the customer, which occurs when a product is shipped under customary terms; (3) the amount of revenue is fixed or determinable; and (4) collectability is reasonably assured.

Concentration of Credit Risk [Policy Text Block]

Concentration of Credit Risk - Financial instruments that potentially subject the Company to significant concentration of credit risk consist principally of accounts receivable, cash and cash equivalents. The Company’s cash and cash equivalents are maintained with high quality institutions, the compositions and maturities of which are regularly monitored by management. Through December 31, 2012, the Company had not experienced any losses on such deposits.

Accounts receivable include amounts due from customers primarily in the manufactory industry. The Company performs ongoing credit evaluations of its customers’ financial condition and limits the amount of credit extended when deemed necessary, but generally requires no collateral. The Company also maintains allowances for potential credit losses. In estimating the required allowances, the Company takes into consideration the overall quality and aging of the receivable portfolio, the existence of a limited amount of credit insurance and specifically identified customer risks. Through December 31, 2012, such losses have been within management’s expectations.

In fiscal years 2012, products sold to the Company’s largest customer, accounted for approximately 8.07% of the total revenue for fiscal year 2012. Products purchased from the Company’s largest suppliers, Anteya Technology Corp, accounted for approximately 59.51% of the total purchases for fiscal year 2012.

Income taxes [Policy Text Block]

Income taxes - The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements using enacted tax rates and laws that will be in effect when the difference is expected to reverse. Valuation allowances are provided against deferred tax assets that are not likely to be realized.

Foreign Currency [Policy Text Block]

Foreign Currency - The financial statements of the company’s foreign operations are translated into U.S. dollars for financial reporting purposes. The assets and liabilities of foreign operations whose functional currencies are not in U.S. dollars are translated at the period-end exchange rates, and equity accounts at historical exchange rates, while revenues and expenses are translated at weighted-average exchange rates during the fiscal year. The cumulative translation effects are recorded as a component of accumulated other comprehensive income (loss) within stockholders’ equity in the consolidated balance sheets.

Comprehensive income [Policy Text Block]

Comprehensive income - Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The primary components of comprehensive income for the Company include net income and foreign currency translation adjustments arising from the consolidation of the Company’s foreign subsidiaries.

Net income per common share [Policy Text Block]

Net income per common share - Net income per common share-basic is computed by dividing the net income attributable to the Company for the period by the basic weighted-average number of outstanding common shares.

The calculation of net income per common share attributable to the Company is presented in Note 4.

Shipping and Handling Costs [Policy Text Block]	Shipping and Handling Costs - Shipping and handling costs incurred by the Company for the delivery of products to customers are included in selling, general and administrative expenses.
Advertising Costs [Policy Text Block]

Advertising Costs - Advertising costs are expensed when incurred and are included in selling, general, and administrative expenses. Research and development costs — Research and development costs are expensed as incurred.